Interim consolidated statement of cash flows - GBP (£) £ in Thousands		3 Months Ended		6 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Cash flow from operating activities
Cash (used in)/generated from operations		£ (13,833)	£ (41,019)	£ (18,439)	£ 82,337
Interest paid		(1,585)	(1,734)	(9,951)	(9,507)
Debt finance costs paid				(555)
Interest received		406	722	1,050	1,355
Tax paid		(208)	(376)	(1,697)	(1,810)
Net cash (outflow)/inflow from operating activities		(15,220)	(42,407)	(29,592)	72,375
Cash flow from investing activities
Payments for property, plant and equipment		(9,879)	(2,414)	(13,030)	(7,318)
Payments for intangible assets	[1]	(11,598)	(16,418)	(187,311)	(145,056)
Proceeds from sale of intangible assets	[1]	4,530	255	22,009	25,183
Net cash outflow from investing activities		(16,947)	(18,577)	(178,332)	(127,191)
Cash flow from financing activities
Repayment of borrowings					(3,750)
Principal elements of lease payments		(382)		(761)
Net cash outflow from financing activities		(382)		(761)	(3,750)
Net decrease in cash and cash equivalents		(32,549)	(60,984)	(208,685)	(58,566)
Cash and cash equivalents at beginning of period		140,307	247,505	307,637	242,022
Effect of exchange rate changes on cash and cash equivalents		(6,902)	3,874	1,904	6,939
Cash and cash equivalents at end of period		£ 100,856	£ 190,395	£ 100,856	£ 190,395

[1]	Payments and proceeds for intangible assets primarily relate to player and key football management staff registrations. When acquiring or selling players’ and key football management staff registrations it is normal industry practice for payment terms to spread over more than one year and consideration may also include non-cash items. Details of registrations additions and disposals are provided in note 17. Trade payables in relation to the acquisition of registrations at the reporting date are provided in note 24. Trade receivables in relation to the disposal of registrations at the reporting date are provided in note 20.